Income Taxes - Schedule of Components of the Company’S Deferred Tax Asset and Liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets
Right-of-use assets – finance lease		$ 984
Provision for allowance of credit losses	889	11,845
Deferred tax liabilities
Accelerated tax depreciation on equipment	(201,079)
Net deferred tax (liabilities)/assets	$ (200,190)	$ 12,829